UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21423
The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust First Quarter Report March 31, 2010	Mario J. Gabelli, CFA	Barbara G. Marcin, CFA
To Our Shareholders,
     The Gabelli Dividend & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was 4.5% during the first quarter of 2010, compared with increases of 5.4%, 4.8%, and 5.7% for the Standard & Poor’s (“S&P”) 500 Index, the Dow Jones Industrial Average, and the Nasdaq Composite Index, respectively. The total return for the Fund’s publicly traded shares was 6.5% during the first quarter.
Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results
Average Annual Returns through March 31, 2010 (a) (Unaudited)

					Since
					Inception
	Quarter	1 Year	3 Year	5 Year	(11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	4.48%	71.19%	(5.83)%	2.58%	4.11%
Investment Total Return (c)	6.47	77.46	(5.93)	2.88	1.81
S&P 500 Index	5.39	49.73	(4.16)	1.92	3.66
Dow Jones Industrial Average	4.81	46.87	(1.48)	3.33	4.27
Nasdaq Composite Index	5.68	56.87	(0.33)	3.70	3.23

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 91.0%
	Aerospace — 1.9%
10,000	Goodrich Corp.	$705,200
40,000	Kaman Corp.	1,000,400
164,000	Rockwell Automation Inc.	9,243,040
2,000,000	Rolls-Royce Group plc†	18,073,389
77,000	The Boeing Co.	5,590,970

		34,612,999

	Agriculture — 0.2%
105,000	Archer-Daniels-Midland Co.	3,034,500
2,000	Terra Industries Inc.	91,520

		3,126,020

	Automotive — 0.0%
20,000	Navistar International Corp.†	894,600

	Automotive: Parts and Accessories — 0.9%
30,000	BorgWarner Inc.†	1,145,400
370,000	Genuine Parts Co.	15,628,800

		16,774,200

	Building and Construction — 0.0%
15,000	Layne Christensen Co.†	400,650

	Business Services — 0.8%
180,000	Diebold Inc.	5,716,800
120,000	Intermec Inc.†	1,701,600
34,000	Lender Processing Services Inc.	1,283,500
20,000	MasterCard Inc., Cl. A	5,080,000
18,000	PHH Corp.†	424,260
8,000	Rewards Network Inc.	107,200
186,600	Trans-Lux Corp.† (a)	158,610

		14,471,970

	Cable and Satellite — 2.3%
580,000	Cablevision Systems Corp., Cl. A	14,001,200
16,000	Cogeco Inc.	530,104
315,000	DIRECTV, Cl. A†	10,650,150
235,000	DISH Network Corp., Cl. A	4,892,700
50,000	EchoStar Corp., Cl. A†	1,014,000
80,000	Liberty Global Inc., Cl. A†	2,332,800
33,000	Liberty Global Inc., Cl. C†	953,370
180,000	Rogers Communications Inc., Cl. B	6,143,400
20,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	102,542

		40,620,266

		Market
Shares		Value
	Communications Equipment — 0.1%
30,000	Thomas & Betts Corp.†	$1,177,200

	Computer Hardware — 0.1%
30,000	SanDisk Corp.†	1,038,900

	Computer Software and Services — 0.2%
60,000	Microsoft Corp.	1,756,200
95,000	Yahoo! Inc.†	1,570,350

		3,326,550

	Consumer Products — 3.7%
185,000	Alberto-Culver Co.	4,837,750
20,000	Altria Group Inc.	410,400
50,000	Avon Products Inc.	1,693,500
440,000	Eastman Kodak Co.†	2,547,600
85,000	Fortune Brands Inc.	4,123,350
50,000	Hanesbrands Inc.†	1,391,000
76,000	Harman International Industries Inc.†	3,555,280
200,000	Kimberly-Clark Corp.	12,576,000
25,000	Philip Morris International Inc.	1,304,000
1,000,000	Swedish Match AB	23,903,831
160,000	The Procter & Gamble Co.	10,123,200

		66,465,911

	Diversified Industrial — 3.5%
100,000	Bouygues SA	5,027,148
166,000	Cooper Industries plc	7,958,040
490,000	General Electric Co.	8,918,000
280,000	Honeywell International Inc.	12,675,600
95,000	ITT Corp.	5,092,950
130,000	Owens-Illinois Inc.†	4,620,200
1,000	Sulzer AG	97,212
300,000	Textron Inc.	6,369,000
950,000	Tomkins plc	3,402,228
225,000	TyCo International Ltd.	8,606,250
100,000	WHX Corp.†	242,000

		63,008,628

	Electronics — 1.5%
960,000	Intel Corp.	21,369,600
185,000	TyCo Electronics Ltd.	5,083,800

		26,453,400

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric — 5.2%
40,000	Allegheny Energy Inc.	$920,000
85,000	ALLETE Inc.	2,845,800
240,000	American Electric Power Co. Inc.	8,203,200
720	Brookfield Infrastructure Partners LP	12,665
315,000	DPL Inc.	8,564,850
33,000	Edison International	1,127,610
270,000	Electric Power Development Co. Ltd.	8,895,069
220,000	FPL Group Inc.	10,632,600
740,000	Great Plains Energy Inc.	13,741,800
365,000	Integrys Energy Group Inc.	17,293,700
105,000	PepCo Holdings Inc.	1,800,750
230,000	Pinnacle West Capital Corp.	8,677,900
100,000	The Southern Co.	3,316,000
222,000	UniSource Energy Corp.	6,979,680

		93,011,624

	Energy and Utilities: Integrated — 9.5%
12,000	Alliant Energy Corp.	399,120
140,000	Ameren Corp.	3,651,200
50,000	Avista Corp.	1,035,500
55,000	Black Hills Corp.	1,669,250
40,000	CH Energy Group Inc.	1,633,600
108,000	Chubu Electric Power Co. Inc.	2,699,711
150,000	CONSOL Energy Inc.	6,399,000
188,000	Consolidated Edison Inc.	8,373,520
70,000	Dominion Resources Inc.	2,877,700
160,000	Duke Energy Corp.	2,611,200
430,000	Edison SpA	655,123
630,000	El Paso Corp.	6,829,200
112,000	Endesa SA	3,200,951
450,000	Enel SpA	2,516,275
60,000	Exelon Corp.	2,628,600
135,000	FirstEnergy Corp.	5,277,150
116,000	Hawaiian Electric Industries Inc.	2,604,200
250,000	Hera SpA	587,874
121,500	Hokkaido Electric Power Co. Inc.	2,331,490
121,500	Hokuriku Electric Power Co.	2,671,986
8,000	Iberdrola SA	67,803
100,000	Iberdrola SA, ADR	3,385,000
85,000	Korea Electric Power Corp., ADR†	1,380,400
121,500	Kyushu Electric Power Co. Inc.	2,644,695
22,000	Maine & Maritimes Corp.	965,800
72,000	MGE Energy Inc.	2,545,920
35,102	National Grid plc, ADR	1,711,223
240,000	NiSource Inc.	3,792,000
530,000	NSTAR	18,772,600

		Market
Shares		Value
416,000	OGE Energy Corp.	$16,199,040
30,000	Ormat Technologies Inc.	844,200
300,000	Progress Energy Inc.	11,808,000
280,000	Public Service Enterprise Group Inc.	8,265,600
121,500	Shikoku Electric Power Co. Inc.	3,442,652
15,000	TECO Energy Inc.	238,350
121,500	The Chugoku Electric Power Co. Inc.	2,414,665
50,000	The Empire District Electric Co.	901,000
121,500	The Kansai Electric Power Co. Inc.	2,783,752
108,000	The Tokyo Electric Power Co. Inc.	2,878,768
121,500	Tohoku Electric Power Co. Inc.	2,568,018
200,000	Vectren Corp.	4,944,000
455,000	Westar Energy Inc.	10,146,500
85,000	Wisconsin Energy Corp.	4,199,850
160,000	Xcel Energy Inc.	3,392,000

		170,944,486

	Energy and Utilities: Natural Gas — 4.1%
28,000	Atmos Energy Corp.	799,960
22,000	Delta Natural Gas Co. Inc.	652,960
6,000	Energen Corp.	279,180
160,356	GDF Suez, Strips	217
20,000	Kinder Morgan Energy Partners LP	1,308,400
350,000	National Fuel Gas Co.	17,692,500
200,000	Nicor Inc.	8,384,000
212,000	ONEOK Inc.	9,677,800
188,000	Sempra Energy	9,381,200
35,000	South Jersey Industries Inc.	1,469,650
140,000	Southern Union Co.	3,551,800
190,000	Southwest Gas Corp.	5,684,800
610,000	Spectra Energy Corp.	13,743,300
43,000	The Laclede Group Inc.	1,449,960

		74,075,727

	Energy and Utilities: Oil — 10.3%
44,000	Anadarko Petroleum Corp.	3,204,520
37,000	Apache Corp.	3,755,500
44,000	BG Group plc, ADR	3,817,000
160,000	BP plc, ADR	9,131,200
80,000	Chesapeake Energy Corp.	1,891,200
225,000	Chevron Corp.	17,061,750
318,000	ConocoPhillips	16,272,060
78,000	Devon Energy Corp.	5,025,540
168,000	Eni SpA, ADR	7,884,240
205,000	Exxon Mobil Corp.	13,730,900
36,000	Hess Corp.	2,251,800
470,000	Marathon Oil Corp.	14,870,800
136,000	Murphy Oil Corp.	7,641,840
See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
245,000	Occidental Petroleum Corp.	$20,712,300
16,000	PetroChina Co. Ltd., ADR	1,875,520
100,000	Petroleo Brasileiro SA, ADR	4,449,000
270,000	Repsol YPF SA, ADR	6,420,600
185,000	Royal Dutch Shell plc, Cl. A, ADR	10,704,100
800,000	Statoil ASA, ADR	18,664,000
165,000	SunoCo Inc.	4,902,150
185,000	Total SA, ADR	10,733,700

		184,999,720

	Energy and Utilities: Services — 3.5%
210,000	ABB Ltd., ADR	4,586,400
74,000	Cameron International Corp.†	3,171,640
102,000	Diamond Offshore Drilling Inc.	9,058,620
550,000	Halliburton Co.	16,571,500
5,000	Nabors Industries Ltd.†	98,150
10,000	Noble Corp.	418,200
38,000	Oceaneering International Inc.†	2,412,620
195,000	Rowan Companies Inc.†	5,676,450
120,000	Schlumberger Ltd.	7,615,200
46,000	Transocean Ltd.†	3,973,480
650,000	Weatherford International Ltd.†	10,309,000

		63,891,260

	Energy and Utilities: Water — 0.8%
11,000	American States Water Co.	381,700
365,000	American Water Works Co. Inc.	7,942,400
72,033	Aqua America Inc.	1,265,620
6,000	Artesian Resources Corp., Cl. A	105,960
3,000	California Water Service Group	112,830
11,500	Connecticut Water Service Inc.	267,605
2,000	Consolidated Water Co. Ltd.	27,160
6,000	Middlesex Water Co.	102,300
60,000	Pennichuck Corp.	1,410,600
90,000	SJW Corp.	2,287,800
25,000	Southwest Water Co.	261,000
9,000	The York Water Co.	123,750
25,000	United Utilities Group plc, ADR	423,000

		14,711,725

	Entertainment — 1.0%
8,000	Grupo Televisa SA, ADR	168,160
126,600	Madison Square Garden Inc., Cl. A†	2,751,018
270,000	Take-Two Interactive Software Inc.†	2,659,500
200,000	Time Warner Inc.	6,254,000
210,000	Vivendi	5,620,290

		17,452,968

		Market
Shares		Value
	Environmental Services — 0.7%
1,250	Suez Environnement Co. SA	$28,769
12,375	Veolia Environnement	429,226
350,000	Waste Management Inc.	12,050,500

		12,508,495

	Equipment and Supplies — 1.2%
95,000	CIRCOR International Inc.	3,154,950
28,500	Lufkin Industries Inc.	2,255,775
65,000	Mueller Industries Inc.	1,741,350
420,000	RPC Inc.	4,674,600
215,000	Tenaris SA, ADR	9,232,100
100,000	Xerox Corp.	975,000

		22,033,775

	Financial Services — 12.3%
168,000	Aflac Inc.	9,120,720
80,000	AllianceBernstein Holding LP	2,452,800
450,000	American Express Co.	18,567,000
50,000	Artio Global Investors Inc.	1,237,000
10,000	Astoria Financial Corp.	145,000
590,000	Bank of America Corp.	10,531,500
23,000	BlackRock Inc.	5,008,480
1,500,000	Citigroup Inc.†	6,075,000
18,000	CME Group Inc.	5,689,980
97,000	Deutsche Bank AG	7,456,390
470,000	Discover Financial Services	7,003,000
78,909	Fidelity National Financial Inc., Cl. A	1,169,431
210,000	Fidelity National Information Services Inc.	4,922,400
60,000	HSBC Holdings plc, ADR	3,041,400
90,000	Hudson City BanCorp Inc.	1,274,400
125,000	Invesco Ltd.	2,738,750
485,000	JPMorgan Chase & Co.	21,703,750
260,000	Legg Mason Inc.	7,454,200
40,000	M&T Bank Corp.	3,175,200
80,000	Moody’s Corp.	2,380,000
110,000	Morgan Stanley	3,221,900
95,000	National Australia Bank Ltd., ADR	2,394,950
180,000	New York Community BanCorp Inc.	2,977,200
250,000	NewAlliance Bancshares Inc.	3,155,000
210,000	PNC Financial Services Group Inc.	12,537,000
230,000	SLM Corp.†	2,879,600
46,000	State Street Corp.	2,076,440
130,000	T. Rowe Price Group Inc.	7,140,900
420,000	The Bank of New York Mellon Corp.	12,969,600
75,000	The Blackstone Group LP	1,050,000
290,000	The Travelers Companies Inc.	15,642,600
375,000	Waddell & Reed Financial Inc., Cl. A	13,515,000
10,000	Webster Financial Corp.	174,900
See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
530,000	Wells Fargo & Co.	$16,493,600
19,260	Willis Group Holdings plc	602,645
170,000	Wilmington Trust Corp.	2,816,900

		220,794,636

	Food and Beverage — 10.5%
90,000	Campbell Soup Co.	3,181,500
350,000	China Mengniu Dairy Co. Ltd.†	1,090,897
235,000	ConAgra Foods Inc.	5,891,450
126,000	Constellation Brands Inc., Cl. A†	2,071,440
300,082	Danone	18,076,741
950,000	Davide Campari — Milano SpA	10,155,933
270,000	Dr. Pepper Snapple Group Inc.	9,495,900
275,000	General Mills Inc.	19,467,250
85,000	H.J. Heinz Co.	3,876,850
210,000	ITO EN Ltd.	3,250,294
20,000	ITO EN Ltd., Preference	215,852
1,000	Kellogg Co.	53,430
240,000	Kikkoman Corp.	2,808,429
750,000	Kraft Foods Inc., Cl. A	22,680,000
150,000	Morinaga Milk Industry Co. Ltd.	590,437
200,000	NISSIN FOODS HOLDINGS CO. LTD.	6,727,992
1,100,000	Parmalat SpA	3,012,304
339,450	Parmalat SpA, GDR (b)(c)	931,247
62,289	PepsiCo Inc.	4,121,040
74,000	Pernod-Ricard SA	6,283,773
19,000	Remy Cointreau SA	981,591
1,370,000	Sara Lee Corp.	19,084,100
310,000	The Coca-Cola Co.	17,050,000
370,000	The Hershey Co.	15,839,700
450,000	YAKULT HONSHA Co. Ltd.	12,139,266

		189,077,416

	Health Care — 3.6%
22,000	Abbott Laboratories	1,158,960
300,000	Boston Scientific Corp.†	2,166,000
160,000	Bristol-Myers Squibb Co.	4,272,000
75,000	Covidien plc	3,771,000
140,000	Eli Lilly & Co.	5,070,800
5,000	Facet Biotech Corp.†	134,950
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	900
50,000	Johnson & Johnson	3,260,000
70,000	Mead Johnson Nutrition Co.	3,642,100
160,000	Merck & Co. Inc.	5,976,000
107,000	Millipore Corp.†	11,299,200
75,000	Owens & Minor Inc.	3,479,250
720,000	Pfizer Inc.	12,348,000
26,000	Schiff Nutrition International Inc.	212,680

		Market
Shares		Value
40,000	St. Jude Medical Inc.†	$1,642,000
60,000	Watson Pharmaceuticals Inc.†	2,506,200
77,000	Zimmer Holdings Inc.†	4,558,400

		65,498,440

	Hotels and Gaming — 0.3%
90,000	Boyd Gaming Corp.†	889,200
900,000	Ladbrokes plc	2,171,538
60,000	Las Vegas Sands Corp.†	1,269,000
20,000	Pinnacle Entertainment Inc.†	194,800

		4,524,538

	Machinery — 0.6%
214,500	CNH Global NV†	6,595,875
70,000	Deere & Co.	4,162,200

		10,758,075

	Manufactured Housing and Recreational Vehicles — 0.0%
18,000	Skyline Corp.	334,800

	Metals and Mining — 1.0%
16,000	Agnico-Eagle Mines Ltd.	890,720
300,000	Alcoa Inc.	4,272,000
20,000	Alliance Holdings GP LP	645,200
6,000	Arch Coal Inc.	137,100
8,000	BHP Billiton Ltd., ADR	642,560
125,000	Freeport-McMoRan Copper & Gold Inc.	10,442,500
10,000	Massey Energy Co.	522,900
25,000	Peabody Energy Corp.	1,142,500

		18,695,480

	Paper and Forest Products — 0.5%
400,000	International Paper Co.	9,844,000

	Publishing — 0.1%
1,000,000	Il Sole 24 Ore	2,323,131

	Real Estate — 0.0%
18,000	Brookfield Asset Management Inc., Cl. A	457,560

	Retail — 2.5%
235,000	CVS Caremark Corp.	8,591,600
142,000	Ingles Markets Inc., Cl. A	2,134,260
105,000	Macy’s Inc.	2,285,850
400,000	Safeway Inc.	9,944,000
300,000	Sally Beauty Holdings Inc.†	2,676,000
48,000	SUPERVALU Inc.	800,640
120,000	The Great Atlantic & Pacific Tea Co. Inc.†	920,400
35,000	Wal-Mart Stores Inc.	1,946,000
See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS (Continued)
	Retail (Continued)
360,000	Walgreen Co.	$13,352,400
75,000	Whole Foods Market Inc.†	2,711,250

		45,362,400

	Specialty Chemicals — 1.3%
1,000	Airgas Inc.	63,620
5,000	Arkema, ADR	185,444
104,000	Ashland Inc.	5,488,080
158,000	E. I. du Pont de Nemours and Co.	5,883,920
390,000	Ferro Corp.†	3,428,100
100,000	Olin Corp.	1,962,000
195,000	The Dow Chemical Co.	5,766,150

		22,777,314

	Telecommunications — 6.0%
610,000	AT&T Inc.	15,762,400
275,000	BCE Inc.	8,071,250
30,000	Belgacom SA	1,171,831
45,000	Bell Aliant Regional Communications Income Fund (c)(d)	1,125,831
35,000	BT Group plc, ADR	654,850
25,000	CenturyTel Inc.	886,500
680,000	Deutsche Telekom AG, ADR	9,180,000
55,000	France Telecom SA, ADR	1,321,650
7,800	GVT Holding SA†	252,858
31,700	Hellenic Telecommunications Organization SA	393,478
219,800	Hellenic Telecommunications Organization SA, ADR	1,380,344
215,000	Portugal Telecom SGPS SA	2,403,860
300,000	Qwest Communications International Inc.	1,566,000
2,270,000	Sprint Nextel Corp.†	8,626,000
100,000	Tandberg ASA	2,851,999
6,000	Telecom Corp. of New Zealand Ltd., ADR	46,320
70,000	Telecom Italia SpA, ADR	1,003,800
15,000	Telefonica SA, ADR	1,066,500
165,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	2,574,000
110,000	Telekom Austria AG	1,537,724
38,000	Telephone & Data Systems Inc.	1,286,300
100,000	Telephone & Data Systems Inc., Special	2,984,000
180,000	Telmex Internacional SAB de CV, ADR	3,470,400
125,000	Telstra Corp. Ltd., ADR	1,718,750
76,100	TELUS Corp., Non-Voting	2,725,902
1,000,000	Verizon Communications Inc.	31,020,000
150,000	Vodafone Group plc, ADR	3,493,500

		108,576,047

		Market
Shares		Value
	Transportation — 0.5%
250,000	GATX Corp	$7,162,500
27,000	Kansas City Southern†	976,590
11,000	Teekay Corp.	250,140

		8,389,230

	Wireless Communications — 0.3%
110,000	United States Cellular Corp.†	4,551,800
40,000	Vimpel-Communications, ADR	736,400

		5,288,200

	TOTAL COMMON STOCKS	1,638,702,341

	CONVERTIBLE PREFERRED STOCKS — 1.0%
	Broadcasting — 0.0%
15,266	Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A†	241,813

	Building and Construction — 0.0%
200	Fleetwood Capital Trust, 6.000% Cv. Pfd.†	56

	Energy and Utilities — 0.3%
5,000	Chesapeake Energy Corp., 5.000% Cv. Pfd. (c)	425,000
129,000	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	4,788,480

		5,213,480

	Financial Services — 0.2%
1,500	Doral Financial Corp., 4.750% Cv. Pfd.	145,500
84,000	Newell Financial Trust I, 5.250% Cv. Pfd.	3,402,000

		3,547,500

	Telecommunications — 0.5%
55,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	2,147,750
105,000	Crown Castle International Corp., 6.250% Cv. Pfd.	6,242,250

		8,390,000

	Transportation — 0.0%
1,500	GATX Corp., $2.50 Cv. Pfd., Ser. A (d)	214,875

	TOTAL CONVERTIBLE PREFERRED STOCKS	17,607,724

	WARRANTS — 0.0%
	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15† (b)(c)(d)	634

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Principal		Market
Amount		Value
	CONVERTIBLE CORPORATE BONDS — 1.6%
	Aerospace — 0.0%
$500,000	Gencorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39 (c)	$478,750

	Automotive: Parts and Accessories — 0.0%
500,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11	507,500

	Broadcasting — 0.5%
10,000,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv., 6.000%, 09/15/12	9,525,000

	Computer Hardware — 0.2%
3,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	2,606,250

	Diversified Industrial — 0.5%
8,800,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (c)	9,548,000

	Financial Services — 0.0%
200,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	253,500

	Real Estate — 0.1%
1,000,000	Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24	675,000

	Retail — 0.3%
5,300,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	5,134,375

	TOTAL CONVERTIBLE CORPORATE BONDS	28,728,375

	U.S. GOVERNMENT OBLIGATIONS — 6.4%
	U.S. Treasury Bills — 3.6%
65,009,000	U.S. Treasury Bills, 0.041% to 0.244%††, 04/15/10 to 09/23/10	64,998,988

	U.S. Treasury Cash Management Bills — 2.8%
50,655,000	U.S. Treasury Cash Management Bills, 0.107% to 0.178%††, 06/10/10 to 07/15/10	50,639,315

	U.S. Treasury Notes — 0.0%
595,000	U.S. Treasury Note, 4.125%, 08/15/10	603,902

	TOTAL U.S. GOVERNMENT OBLIGATIONS	116,242,205

Market
Value

TOTAL INVESTMENTS — 100.0%
(Cost $1,672,961,205)	$1,801,281,279

Aggregate book cost	$1,672,961,205

Gross unrealized appreciation	$255,832,401
Gross unrealized depreciation	(127,512,327)

Net unrealized appreciation/depreciation	$128,320,074

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	At March 31, 2010, the Fund held investments in restricted and illiquid securities amounting to $931,881 or 0.05% of total investments, which were valued under methods approved by the Board of Trustees as follows:

				03/31/10
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit

339,450	Parmalat SpA, GDR	12/02/03	$981,615	$2.7434
650	Parmalat SpA, GDR, Warrants expire 12/31/15	11/09/05	—	0.9754

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of Rule 144A securities amounted to $12,509,462 or 0.69% of total investments. Except as noted in (b), these securities are liquid.

(d)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $1,341,340 or 0.07% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	80.1%	$1,442,840,891
Europe	15.5	278,938,046
Japan	3.3	59,063,076
Latin America	0.7	12,130,626
Asia/Pacific	0.4	8,308,640

Total Investments	100.0%	$1,801,281,279

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Total
	Quoted	Other Significant	Market Value
	Prices	Observable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Food and Beverage	$188,146,169	$931,247	$189,077,416
Telecommunications	107,450,216	1,125,831	108,576,047
Other Industries (a)	1,341,048,878	—	1,341,048,878

Total Common Stocks	1,636,645,263	2,057,078	1,638,702,341

Convertible Preferred Stocks:
Transportation	—	214,875	214,875
Other Industries (a)	17,392,849	—	17,392,849

Total Convertible Preferred Stocks	17,392,849	214,875	17,607,724

Warrants (a)	—	634	634
Convertible Corporate Bonds	—	28,728,375	28,728,375
U.S. Government Obligations	—	116,242,205	116,242,205

TOTAL INVESTMENTS IN SECURITIES	$1,654,038,112	$147,243,167	$1,801,281,279

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
INTEREST RATE CONTRACT
Interest Rate Swap Agreement	$—	$(949,183)	$(949,183)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
     There were no Level 3 investments held at March 31, 2010 or December 31, 2009.
2. Derivative Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of achieving additional return or hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, or protecting the value of its portfolio against uncertainty in the level of future currency exchange rates. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of achieving additional return of hedging the value of the Fund’s portfolio. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
     In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. During the quarter ended March 31, 2010, the Fund had no investments in options.
     Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions for the purpose of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the other party (which is known as the “counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on Series B Auction Market Cumulative Preferred Shares (“Series B Shares”). In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred share dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at March 31, 2010 are as follows:

Notional		Floating Rate*	Termination	Net Unrealized
Amount	Fixed Rate	(rate reset monthly)	Date	Depreciation
$100,000,000	4.01000%	0.22875%	6/02/10	$(949,183)

*	Based on LIBOR (London Interbank Offered Rate)
     Current notional amounts are an indicator of the average volume of the Fund’s derivative activities during the period.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of certain hedging, yield enhancements, and risk management purposes. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of protecting the value of its portfolio against uncertainty in the level of future currency exchange rates or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
     The following table summarizes the net unrealized depreciation of derivatives held at March 31, 2010 by primary risk exposure:

Net Unrealized
Liability Derivatives:	Depreciation
Interest Rate Contract	$(949,183)

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $129,734,874, which are available to reduce future required distributions of net capital gains to shareholders. $22,445,283 of the loss carryforward is available through 2016; and $107,289,591 is available through 2017.
     Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2009, the Fund had deferred capital losses of $20,845,593.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Dividend & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:
The Gabelli Dividend & Income Trust
c/o Computershare
P.O. Box 43010
Providence, RI 02940-3010
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at (800) 336-6983.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

TRUSTEES AND OFFICERS
THE GABELLI DIVIDEND & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees
Mario J. Gabelli, CFA Chairman & Chief Executive Officer, GAMCO Investors, Inc.
Anthony J. Colavita President, Anthony J. Colavita, P.C.
James P. Conn Former Managing Director & Chief Investment Officer, Financial Security Assurance Holdings Ltd.
Mario d’Urso Former Italian Senator
Frank J. Fahrenkopf, Jr. President & Chief Executive Officer, American Gaming Association
Michael J. Melarkey Attorney-at-Law, Avansino, Melarkey, Knobel & Mulligan
Salvatore M. Salibello Certified Public Accountant, Salibello & Broder, LLP
Edward T. Tokar Senior Managing Director, Beacon Trust Company
Anthonie C. van Ekris Chairman, BALMAC International, Inc.
Salvatore J. Zizza Chairman, Zizza & Co., Ltd.

Officers
Bruce N. Alpert President & Acting Treasurer
Carter W. Austin Vice President
Peter D. Goldstein Chief Compliance Officer & Acting Secretary
Agnes Mullady* Treasurer & Secretary

Investment Adviser
Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422

Custodian
State Street Bank and Trust Company

Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing

		5.875%	6.00%
	Common	Preferred	Preferred
NYSE-Symbol:	GDV	GDV PrA	GDV PrD
Shares Outstanding:	83,315,237	3,048,019	2,542,296

*	Agnes Mullady is on a leave of absence for a limited period of time.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust
By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.